Impairment of intangible assets and property, plant and equipment - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 49,892	€ 48,056	€ 44,364
Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	39,421
Consumer Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,690
Vaccines
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 3,781

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.